Property and Equipment, Net (Details) - Schedule of property and equipment, net - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 10,375	$ 9,273
Less: accumulated depreciation	(7,268)	(5,845)
Property and equipment, net	3,107	3,428
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	4,210	3,727
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,179	2,333
Furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,691	1,631
Computer software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,240	1,475
Transportation equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 55	$ 107